Summary of Stock Option and Restricted Stock Units Activity (Detail) - The 2005 Plan and The 2015 Plan - Employee Stock Options And Restricted Stock Units [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for grant at beginning date	12,625	14,260	15,787
Restricted stock units granted	(2,326)	(1,692)	(1,584)
Restricted stock units forfeited	134	57	57
Available for grant at ending balance	10,433	12,625	14,260